OTHER INCOME (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		29 Months Ended	35 Months Ended
	Jun. 30, 2012	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Oct. 31, 2013
OTHER INCOME [Abstract]
Revenue from Grants	$ 18,695
Deferred Federal grant		11,217		11,217		11,217		11,217	11,217
Grant income					$ 3,739	$ 7,478		$ 7,478	$ 7,478